AB Global Risk Allocation Fund, Inc.

Consolidated Portfolio of Investments

February 28, 2025 (unaudited)

Company	Shares		U.S. $ Value

INVESTMENT COMPANIES – 29.2%
Funds and Investment Trusts – 29.2%(a)
Altegrity, Inc.(b) (c) (d) (e)		1,120	$0
Invesco S&P 500 Equal Weight ETF		9,240	1,664,863
iShares Core MSCI Emerging Markets ETF		103,880	5,551,347
iShares Core MSCI Europe ETF		202,660	12,145,414
iShares MSCI Emerging Markets ex China ETF(f)		37,400	2,041,292
VanEck Morningstar Wide Moat ETF		60	5,511
Vanguard Global ex-U.S. Real Estate ETF(f)		12,030	485,050
Vanguard Real Estate ETF(f)		13,660	1,282,674
Vanguard S&P 500 ETF		45,420	24,814,308

Total Investment Companies (cost $43,411,206)			47,990,459

	Principal Amount (000)

INFLATION-LINKED SECURITIES – 25.8%
United States – 25.8%
U.S. Treasury Inflation Index
0.375%, 07/15/2025 (TIPS)	U.S.$	15,707	15,727,086
0.375%, 01/15/2027 (TIPS)		7,357	7,255,027
0.50%, 01/15/2028 (TIPS)		19,849	19,393,018

Total Inflation-Linked Securities (cost $42,401,292)			42,375,131

EMERGING MARKETS - TREASURIES – 1.0%
Brazil – 1.0%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2035 (cost $1,622,159)	BRL	12,771	1,624,161

	Notional Amount

PURCHASED OPTIONS - PUTS – 0.9%
Options on Equity Indices – 0.9%
S&P 500 Index Expiration: Mar 2026; Contracts: 14; Exercise Price: USD 6,500.00; Counterparty: Morgan Stanley & Co., Inc.(c)	USD	9,100,000	738,850
S&P 500 Index Expiration: Mar 2026; Contracts: 14; Exercise Price: USD 6,400.00; Counterparty: Morgan Stanley & Co., Inc.(c)	USD	8,960,000	669,970

Total Purchased Options - Puts (premiums paid $1,247,457)			1,408,820

Company	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - SOVEREIGN BONDS – 0.7%
Mexico – 0.7%
Mexico Government International Bond 4.125%, 01/21/2026 (cost $1,173,596)	U.S.$	1,174	$1,171,570

	Notional Amount

PURCHASED OPTIONS - CALLS – 0.2%
Options on Equity Indices – 0.2%
S&P 500 Index Expiration: Mar 2026; Contracts: 14; Exercise Price: USD 6,500.00; Counterparty: Morgan Stanley & Co., Inc.(c) (premiums paid $483,028)	USD	9,100,000	292,390

	Shares

COMMON STOCKS – 0.0%
Financials – 0.0%
Financial Services – 0.0%
EXOR NV(b) (c) (e)		480	46,606

Industrials – 0.0%
Commercial Services & Supplies – 0.0%
G4S Ltd.(b) (c) (e)		3,969	12,232

Construction & Engineering – 0.0%
ACS Actividades de Construccion y Servicios SA		5	267
Orascom Construction PLC		173	900

			1,167

			13,399

Communication Services – 0.0%
Diversified Telecommunication Services – 0.0%
Telenet Group Holding NV(b) (c) (e)		522	11,371

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Woodside Energy Group Ltd.(b) (e)		261	4,009

Total Common Stocks (cost $66,271)			75,385

WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc./Canada, expiring 03/31/2040(b) (c) (e) (cost $0)		53	0

Company	Shares		U.S. $ Value

SHORT-TERM INVESTMENTS – 38.1%
Investment Companies – 32.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.24%(a) (g) (h) (cost $52,791,845)		52,791,845	$52,791,845

	Principal Amount (000)

U.S. Treasury Bills – 6.0%
U.S. Treasury Bill Zero Coupon, 03/13/2025 (cost $9,788,439)	U.S.$	9,800	9,788,403

Total Investments Before Security Lending Collateral for Securities Loaned – 95.9% (cost $152,985,293)			157,518,164

	Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.24%(a) (g) (h) (Cost $930,725)		930,725	930,725

Total Investments – 96.5% (cost $153,916,018)(i)			158,448,889
Other assets less liabilities – 3.5%			5,734,632

Net Assets – 100.0%			$164,183,521

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Brent Crude Oil Futures	15	May 2025	$1,076,850	$(65,570)
Canadian 5 Yr Bond Futures	74	June 2025	5,929,718	72,507
Canadian 10 Yr Bond Futures	46	June 2025	3,967,112	78,139
Coffee Robusta Futures	1	May 2025	53,300	(2,653)
Coffee ‘C’ Futures	4	July 2025	547,125	51,287
Copper Futures	17	May 2025	1,932,900	(2,761)
Corn Futures	33	July 2025	784,988	(32,637)
Cotton No. 2 Futures	7	July 2025	232,365	(11,038)
Euro STOXX 50 Index Futures	9	March 2025	509,380	269
Euro-BOBL Futures	46	March 2025	5,625,963	41,465
Euro-BTP Futures	22	March 2025	2,752,068	(46,351)
Euro-Bund Futures	109	March 2025	15,059,943	(375,312)
Euro-OAT Futures	26	March 2025	3,359,520	(38,326)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
FTSE 100 Index Futures	6	March 2025	$663,454	$10,797
Gasoline RBOB Futures	3	June 2025	276,293	(11,033)
Gold 100 OZ Futures	22	April 2025	6,266,700	144,219
Hang Seng Index Futures	2	March 2025	295,318	(5,746)
Japan 10 Yr Bond (OSE) Futures	10	March 2025	9,284,884	29,188
KC HRW Wheat Futures	10	September 2025	300,250	(2,791)
Lean Hogs Futures	6	July 2025	232,200	(10,639)
Live Cattle Futures	8	October 2025	608,480	(9,119)
LME Lead Futures	2	March 2025	98,679	1,898
LME Nickel Futures	3	March 2025	275,344	1,596
LME Primary Aluminum Futures	34	March 2025	2,227,714	53,308
LME Zinc Futures	6	March 2025	415,371	(25,813)
Long Gilt Futures	168	June 2025	19,744,294	258,066
Low SU Gasoil Futures	6	July 2025	396,300	(24,511)
MSCI Singapore ETS Index Futures	8	March 2025	234,652	(1,147)
Natural Gas Futures	37	April 2025	1,441,520	46,783
NY Harbor ULSD Futures	4	June 2025	371,868	(23,496)
OMXS 30 Index Futures	10	March 2025	253,295	(916)
S&P 500 E-Mini Futures	81	March 2025	24,151,162	(666,486)
S&P Mid 400 E-Mini Futures	7	March 2025	2,169,790	(127,511)
S&P/TSX 60 Index Futures	11	March 2025	2,328,419	15,229
Silver Futures	9	May 2025	1,417,320	(66,038)
Soybean Futures	16	July 2025	832,000	(31,914)
Soybean Meal Futures	14	July 2025	430,500	(31,194)
Soybean Oil Futures	22	July 2025	587,532	(6,127)
SPI 200 Futures	11	March 2025	1,387,624	(24,684)
Sugar 11 (World) Futures	32	September 2025	653,005	13,864
TOPIX Index Futures	24	March 2025	4,266,383	(90,892)
U.S. T-Note 2 Yr (CBT) Futures	34	June 2025	7,036,937	35,644
U.S. T-Note 5 Yr (CBT) Futures	106	June 2025	11,441,375	144,818
U.S. T-Note 10 Yr (CBT) Futures	354	June 2025	39,327,187	562,830
U.S. Ultra Bond (CBT) Futures	20	June 2025	2,482,500	56,213
Wheat (CBT) Futures	15	September 2025	438,375	(5,222)
WTI Crude Futures	15	June 2025	1,025,700	(69,638)
Sold Contracts
Bloomberg Commodity Index Futures	433	March 2025	4,449,075	27,156
LME Primary Aluminum Futures	24	March 2025	1,572,504	1,652
LME Zinc Futures	1	March 2025	69,228	1,799
MSCI Emerging Markets Index Futures	7	March 2025	383,775	(4,844)
U.S. T-Note 2 Yr (CBT) Futures	43	June 2025	8,899,656	(52,762)
U.S. T-Note 5 Yr (CBT) Futures	81	June 2025	8,742,938	(113,394)

				$(331,838)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	24,985	USD	4,311	03/06/2025	$ 67,215
Bank of America NA	INR	68,709	USD	792	03/06/2025	7,008
Bank of America NA	USD	4,299	BRL	24,985	03/06/2025	(55,633)
Bank of America NA	USD	1,599	INR	136,127	03/06/2025	(43,047)
Bank of America NA	CNH	6,832	USD	935	03/13/2025	(2,169)
Bank of America NA	GBP	8,081	USD	9,844	03/13/2025	(320,414)
Bank of America NA	USD	2,159	CNH	15,713	03/13/2025	(3,929)
Bank of America NA	USD	3,912	GBP	3,206	03/13/2025	120,949
Bank of America NA	CLP	435,769	USD	459	03/14/2025	4,616
Bank of America NA	COP	1,979,258	USD	483	03/14/2025	7,610
Bank of America NA	COP	3,126,657	USD	741	03/14/2025	(10,567)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	PEN	2,009	USD	546	03/14/2025	$ 702
Bank of America NA	USD	1,137	CLP	1,071,686	03/14/2025	(20,441)
Bank of America NA	USD	522	COP	2,138,797	03/14/2025	(7,925)
Bank of America NA	HUF	277,066	USD	705	03/28/2025	(7,432)
Bank of America NA	BRL	12,087	USD	2,082	04/02/2025	41,834
Bank of America NA	USD	1,105	BRL	6,417	04/02/2025	(22,210)
Bank of America NA	AUD	1,039	USD	665	04/09/2025	20,312
Bank of America NA	USD	6,624	AUD	10,694	04/09/2025	13,371
Bank of America NA	USD	858	AUD	1,367	04/09/2025	(9,671)
Bank of America NA	ZAR	9,238	USD	499	04/10/2025	6,245
Bank of America NA	SEK	22,044	USD	2,069	04/16/2025	16,611
Bank of America NA	USD	536	SEK	5,827	04/16/2025	7,070
Bank of America NA	USD	3,004	SEK	31,996	04/16/2025	(24,110)
Bank of America NA	KRW	3,782,060	USD	2,623	04/17/2025	28,770
Bank of America NA	USD	1,108	KRW	1,606,577	04/17/2025	(6,557)
Bank of America NA	IDR	23,006,019	USD	1,405	04/29/2025	18,086
Bank of America NA	PHP	31,967	USD	548	04/29/2025	(2,219)
Bank of America NA	USD	4,133	IDR	67,670,955	04/29/2025	(53,200)
Bank of America NA	USD	2,255	PHP	131,177	04/29/2025	4,149
Bank of America NA	USD	169	PHP	9,800	04/29/2025	(90)
Bank of America NA	CHF	1,318	USD	1,489	05/09/2025	17,938
Bank of America NA	SGD	1,402	USD	1,037	05/09/2025	(3,361)
Bank of America NA	TWD	43,790	USD	1,346	05/23/2025	13,107
Bank of America NA	USD	1,548	TWD	50,339	05/23/2025	(15,068)
Barclays Capital, Inc.	BRL	2,500	USD	427	03/06/2025	2,821
Barclays Capital, Inc.	INR	189,577	USD	2,203	03/06/2025	36,026
Barclays Capital, Inc.	USD	426	BRL	2,500	03/06/2025	(1,417)
Barclays Capital, Inc.	USD	4,095	INR	358,820	03/06/2025	6,215
Barclays Capital, Inc.	USD	3,417	INR	290,744	03/06/2025	(94,149)
Barclays Capital, Inc.	GBP	712	USD	875	03/13/2025	(21,024)
Barclays Capital, Inc.	COP	1,711,036	USD	410	03/14/2025	(1,306)
Barclays Capital, Inc.	PEN	2,418	USD	660	03/14/2025	3,641
Barclays Capital, Inc.	USD	174	COP	763,132	03/14/2025	9,313
Barclays Capital, Inc.	USD	1,746	PEN	6,552	03/14/2025	31,593
Barclays Capital, Inc.	MYR	10,515	USD	2,373	03/19/2025	15,546
Barclays Capital, Inc.	MYR	16,990	USD	3,784	03/19/2025	(25,488)
Barclays Capital, Inc.	USD	2,073	MYR	9,303	03/19/2025	13,325
Barclays Capital, Inc.	USD	3,258	MYR	14,305	03/19/2025	(50,417)
Barclays Capital, Inc.	CAD	3,877	USD	2,714	04/11/2025	29,713
Barclays Capital, Inc.	SEK	47,548	USD	4,294	04/16/2025	(133,692)
Barclays Capital, Inc.	USD	1,439	NOK	16,068	04/16/2025	(11,826)
Barclays Capital, Inc.	USD	2,912	SEK	32,248	04/16/2025	90,672
Barclays Capital, Inc.	KRW	1,058,128	USD	740	04/17/2025	14,739
Barclays Capital, Inc.	IDR	50,121,611	USD	3,065	04/29/2025	44,024
Barclays Capital, Inc.	PHP	113,612	USD	1,939	04/29/2025	(17,198)
Barclays Capital, Inc.	USD	308	IDR	5,092,989	04/29/2025	(1,061)
Barclays Capital, Inc.	EUR	504	USD	526	05/09/2025	1,781
Barclays Capital, Inc.	TWD	7,514	USD	230	05/23/2025	1,217
BNP Paribas SA	CAD	2,469	USD	1,724	04/11/2025	14,349
BNP Paribas SA	IDR	16,479,220	USD	999	04/29/2025	5,226
Brown Brothers Harriman & Co.	NZD	2,984	USD	1,708	04/09/2025	37,042
Citibank NA	GBP	988	USD	1,206	03/13/2025	(36,627)
Citibank NA	USD	701	GBP	554	03/13/2025	(4,342)
Citibank NA	CNY	12,127	USD	1,688	03/14/2025	431
Citibank NA	USD	1,127	PEN	4,203	03/14/2025	13,640
Citibank NA	USD	102	PEN	377	03/14/2025	(17)
Citibank NA	HUF	636,061	USD	1,609	03/28/2025	(26,461)
Citibank NA	USD	2,254	HUF	891,056	03/28/2025	37,069
Citibank NA	NZD	4,002	USD	2,288	04/09/2025	46,998
Citibank NA	USD	1,491	AUD	2,360	04/09/2025	(25,716)
Citibank NA	USD	4,346	NZD	7,601	04/09/2025	(89,526)
Citibank NA	USD	1,702	CAD	2,455	04/11/2025	(2,252)
Citibank NA	NOK	7,861	USD	701	04/16/2025	3,253
Citibank NA	SEK	8,811	USD	796	04/16/2025	(24,695)
Citibank NA	USD	514	SEK	5,567	04/16/2025	4,801
Citibank NA	KRW	1,620,084	USD	1,127	04/17/2025	16,021
Citibank NA	USD	1,691	KRW	2,450,473	04/17/2025	(10,352)
Citibank NA	JPY	4,873,926	USD	32,371	04/24/2025	(194,481)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Citibank NA	USD	1,256	JPY	189,061	04/24/2025	$ 7,544
Citibank NA	USD	345	PHP	20,030	04/29/2025	(589)
Citibank NA	TWD	55,066	USD	1,687	05/23/2025	10,415
Citibank NA	USD	1,291	TWD	42,100	05/23/2025	(9,703)
Deutsche Bank AG	INR	182,790	USD	2,112	03/06/2025	22,919
Deutsche Bank AG	CNH	9,183	USD	1,270	03/13/2025	10,344
Deutsche Bank AG	GBP	713	USD	899	03/13/2025	1,734
Deutsche Bank AG	USD	3,351	GBP	2,728	03/13/2025	79,640
Deutsche Bank AG	USD	917	COP	3,962,973	03/14/2025	36,167
Deutsche Bank AG	CZK	17,460	USD	726	03/28/2025	3,803
Deutsche Bank AG	CZK	21,210	USD	877	03/28/2025	(900)
Deutsche Bank AG	USD	828	CZK	19,746	03/28/2025	(10,740)
Deutsche Bank AG	AUD	1,912	USD	1,216	04/09/2025	29,045
Deutsche Bank AG	USD	515	NZD	919	04/09/2025	(562)
Deutsche Bank AG	KRW	2,929,798	USD	2,005	04/17/2025	(4,733)
Deutsche Bank AG	USD	1,368	KRW	1,999,862	04/17/2025	3,231
Deutsche Bank AG	USD	1,037	JPY	155,891	04/24/2025	4,791
Deutsche Bank AG	IDR	9,200,730	USD	566	04/29/2025	11,364
Deutsche Bank AG	USD	822	IDR	13,411,037	04/29/2025	(13,555)
Deutsche Bank AG	USD	1,840	PHP	107,664	04/29/2025	13,650
Deutsche Bank AG	TWD	52,908	USD	1,624	05/23/2025	12,941
Deutsche Bank AG	USD	592	TWD	19,255	05/23/2025	(5,618)
Goldman Sachs Bank USA	BRL	2,493	USD	426	03/06/2025	2,813
Goldman Sachs Bank USA	INR	120,996	USD	1,420	03/06/2025	37,095
Goldman Sachs Bank USA	USD	436	BRL	2,493	03/06/2025	(12,639)
Goldman Sachs Bank USA	USD	692	INR	58,927	03/06/2025	(18,066)
Goldman Sachs Bank USA	COP	477,776	USD	113	03/14/2025	(1,713)
Goldman Sachs Bank USA	PEN	834	USD	220	03/14/2025	(5,986)
Goldman Sachs Bank USA	MYR	434	USD	96	03/19/2025	(980)
Goldman Sachs Bank USA	USD	1,005	PLN	4,038	03/28/2025	(7,784)
Goldman Sachs Bank USA	USD	1,954	ZAR	36,408	04/10/2025	(13,608)
Goldman Sachs Bank USA	ZAR	42,448	USD	2,278	04/10/2025	15,866
Goldman Sachs Bank USA	IDR	6,970,452	USD	425	04/29/2025	4,650
HSBC Bank USA	INR	169,406	USD	1,965	03/06/2025	28,650
HSBC Bank USA	USD	982	PHP	57,873	04/29/2025	14,501
JPMorgan Chase Bank	BRL	2,912	USD	508	03/06/2025	13,200
JPMorgan Chase Bank	INR	61,373	USD	710	03/06/2025	8,647
JPMorgan Chase Bank	USD	498	BRL	2,912	03/06/2025	(3,285)
JPMorgan Chase Bank	USD	303	INR	25,809	03/06/2025	(7,586)
JPMorgan Chase Bank	CNH	5,356	USD	738	03/13/2025	3,399
JPMorgan Chase Bank	GBP	535	USD	651	03/13/2025	(22,049)
JPMorgan Chase Bank	USD	3,535	GBP	2,839	03/13/2025	35,517
JPMorgan Chase Bank	USD	572	CLP	537,274	03/14/2025	(12,402)
JPMorgan Chase Bank	USD	369	COP	1,570,736	03/14/2025	8,711
JPMorgan Chase Bank	USD	89	COP	366,509	03/14/2025	(962)
JPMorgan Chase Bank	HUF	269,764	USD	703	03/28/2025	8,956
JPMorgan Chase Bank	AUD	5,730	USD	3,611	04/09/2025	54,428
JPMorgan Chase Bank	USD	1,211	NZD	2,140	04/09/2025	(12,912)
JPMorgan Chase Bank	USD	1,126	ZAR	20,724	04/10/2025	(21,436)
JPMorgan Chase Bank	CAD	6,138	USD	4,341	04/11/2025	91,040
JPMorgan Chase Bank	USD	672	CAD	978	04/11/2025	5,103
JPMorgan Chase Bank	USD	3,364	CAD	4,757	04/11/2025	(70,561)
JPMorgan Chase Bank	NOK	9,013	USD	806	04/16/2025	5,876
JPMorgan Chase Bank	SEK	10,262	USD	959	04/16/2025	3,242
JPMorgan Chase Bank	USD	789	SEK	8,506	04/16/2025	3,440
JPMorgan Chase Bank	USD	31,876	JPY	4,716,977	04/24/2025	(359,337)
JPMorgan Chase Bank	IDR	25,271,207	USD	1,545	04/29/2025	21,635
JPMorgan Chase Bank	PHP	34,316	USD	582	04/29/2025	(8,969)
JPMorgan Chase Bank	USD	1,743	IDR	28,455,521	04/29/2025	(27,784)
JPMorgan Chase Bank	USD	292	PHP	16,923	04/29/2025	(779)
JPMorgan Chase Bank	USD	1,703	EUR	1,614	05/09/2025	(22,394)
Morgan Stanley Capital Services, Inc.	BRL	13,317	USD	2,277	03/06/2025	15,024
Morgan Stanley Capital Services, Inc.	BRL	14,587	USD	2,468	03/06/2025	(9,119)
Morgan Stanley Capital Services, Inc.	INR	149,757	USD	1,723	03/06/2025	11,778
Morgan Stanley Capital Services, Inc.	USD	2,254	BRL	13,317	03/06/2025	8,325

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	USD	2,494	BRL	14,587	03/06/2025	$ (16,457)
Morgan Stanley Capital Services, Inc.	CLP	2,246,017	USD	2,231	03/14/2025	(108,663)
Morgan Stanley Capital Services, Inc.	COP	1,876,196	USD	455	03/14/2025	3,810
Morgan Stanley Capital Services, Inc.	COP	1,464,746	USD	337	03/14/2025	(15,094)
Morgan Stanley Capital Services, Inc.	PEN	3,111	USD	834	03/14/2025	(10,468)
Morgan Stanley Capital Services, Inc.	USD	33	CLP	33,034	03/14/2025	1,598
Morgan Stanley Capital Services, Inc.	USD	1,034	COP	4,492,348	03/14/2025	46,294
Morgan Stanley Capital Services, Inc.	USD	697	MYR	3,083	03/19/2025	(5,966)
Morgan Stanley Capital Services, Inc.	USD	644	NZD	1,116	04/09/2025	(18,757)
Morgan Stanley Capital Services, Inc.	ZAR	15,336	USD	830	04/10/2025	12,596
Morgan Stanley Capital Services, Inc.	CAD	2,651	USD	1,823	04/11/2025	(12,288)
Morgan Stanley Capital Services, Inc.	USD	1,419	CAD	2,063	04/11/2025	9,562
Morgan Stanley Capital Services, Inc.	USD	1,171	CAD	1,673	04/11/2025	(12,423)
Morgan Stanley Capital Services, Inc.	USD	1,345	KRW	1,924,005	04/17/2025	(25,765)
Morgan Stanley Capital Services, Inc.	PHP	127,605	USD	2,181	04/29/2025	(16,711)
Morgan Stanley Capital Services, Inc.	USD	339	IDR	5,551,561	04/29/2025	(3,978)
Morgan Stanley Capital Services, Inc.	EUR	8,274	USD	8,732	05/09/2025	119,399
Morgan Stanley Capital Services, Inc.	EUR	965	USD	1,004	05/09/2025	(348)
Morgan Stanley Capital Services, Inc.	USD	1,695	EUR	1,606	05/09/2025	(23,176)
Morgan Stanley Capital Services, Inc.	USD	709	SGD	945	05/09/2025	(7,969)
State Street Bank & Trust Co.	THB	120,112	USD	3,562	03/06/2025	46,757
State Street Bank & Trust Co.	USD	2,392	THB	80,502	03/06/2025	(36,383)
State Street Bank & Trust Co.	CNH	4,826	USD	660	03/13/2025	(1,495)
State Street Bank & Trust Co.	GBP	266	USD	335	03/13/2025	687
State Street Bank & Trust Co.	GBP	1,107	USD	1,365	03/13/2025	(27,414)
State Street Bank & Trust Co.	USD	993	CNH	7,203	03/13/2025	(5,220)
State Street Bank & Trust Co.	USD	1,057	GBP	849	03/13/2025	11,045
State Street Bank & Trust Co.	USD	647	GBP	512	03/13/2025	(3,205)
State Street Bank & Trust Co.	CZK	20,971	USD	873	03/28/2025	5,199
State Street Bank & Trust Co.	CZK	11,841	USD	489	03/28/2025	(672)
State Street Bank & Trust Co.	HUF	62,847	USD	164	03/28/2025	2,385
State Street Bank & Trust Co.	HUF	159,703	USD	408	03/28/2025	(2,655)
State Street Bank & Trust Co.	PLN	420	USD	104	03/28/2025	49
State Street Bank & Trust Co.	PLN	2,659	USD	654	03/28/2025	(3,124)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	USD	557	CZK	13,256	03/28/2025	$ (8,239)
State Street Bank & Trust Co.	USD	366	EUR	353	03/28/2025	442
State Street Bank & Trust Co.	USD	121	HUF	47,203	03/28/2025	628
State Street Bank & Trust Co.	USD	521	HUF	201,436	03/28/2025	(3,487)
State Street Bank & Trust Co.	USD	264	PLN	1,070	03/28/2025	777
State Street Bank & Trust Co.	USD	789	PLN	3,136	03/28/2025	(14,747)
State Street Bank & Trust Co.	AUD	1,024	USD	646	04/09/2025	10,490
State Street Bank & Trust Co.	MXN	5,711	USD	279	04/09/2025	2,210
State Street Bank & Trust Co.	NZD	80	USD	45	04/09/2025	(275)
State Street Bank & Trust Co.	USD	672	AUD	1,059	04/09/2025	(14,489)
State Street Bank & Trust Co.	USD	560	MXN	11,453	04/09/2025	(5,870)
State Street Bank & Trust Co.	USD	988	NZD	1,775	04/09/2025	6,106
State Street Bank & Trust Co.	USD	723	NZD	1,269	04/09/2025	(12,692)
State Street Bank & Trust Co.	USD	272	ZAR	5,011	04/10/2025	(4,966)
State Street Bank & Trust Co.	ZAR	4,189	USD	227	04/10/2025	3,316
State Street Bank & Trust Co.	CAD	585	USD	413	04/11/2025	7,931
State Street Bank & Trust Co.	USD	560	CAD	810	04/11/2025	639
State Street Bank & Trust Co.	USD	1,166	CAD	1,659	04/11/2025	(17,363)
State Street Bank & Trust Co.	NOK	14,336	USD	1,284	04/16/2025	11,233
State Street Bank & Trust Co.	NOK	5,636	USD	492	04/16/2025	(8,756)
State Street Bank & Trust Co.	SEK	8,538	USD	799	04/16/2025	3,714
State Street Bank & Trust Co.	SEK	2,272	USD	209	04/16/2025	(2,608)
State Street Bank & Trust Co.	USD	356	NOK	4,018	04/16/2025	851
State Street Bank & Trust Co.	USD	898	NOK	10,051	04/16/2025	(5,506)
State Street Bank & Trust Co.	USD	596	SEK	6,347	04/16/2025	(4,993)
State Street Bank & Trust Co.	JPY	46,515	USD	312	04/24/2025	970
State Street Bank & Trust Co.	USD	65	JPY	9,813	04/24/2025	397
State Street Bank & Trust Co.	USD	729	JPY	108,418	04/24/2025	(4,303)
State Street Bank & Trust Co.	CHF	986	USD	1,111	05/09/2025	10,691
State Street Bank & Trust Co.	EUR	125	USD	131	05/09/2025	634
State Street Bank & Trust Co.	EUR	317	USD	327	05/09/2025	(2,695)
State Street Bank & Trust Co.	USD	327	CHF	295	05/09/2025	2,528
UBS	INR	143,398	USD	1,685	03/06/2025	45,928
UBS	CNH	12,840	USD	1,757	03/13/2025	(4,061)
UBS	CZK	53,322	USD	2,213	03/28/2025	6,872
UBS	USD	2,643	CZK	63,740	03/28/2025	(6,561)
UBS	NZD	9,560	USD	5,357	04/09/2025	3,172

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
UBS	USD	830	MXN	17,050	04/09/2025	$(4,703)
UBS	NOK	19,854	USD	1,741	04/16/2025	(21,561)
UBS	USD	2,339	NOK	26,670	04/16/2025	28,962
UBS	KRW	1,069,226	USD	739	04/17/2025	5,423
UBS	TWD	7,324	USD	224	05/23/2025	683

						$(634,436)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 43, 5 Year Index, 12/20/2029*	5.00%	Quarterly	3.09%	USD	8,680	$751,526	$573,497	$178,029

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
AUD	15,000	07/09/2025	6 Month BBSW	3.168%	Semi-Annual	$(58,643)	$93,526	$(152,169)
AUD	4,740	02/23/2027	6 Month BBSW	3.040%	Semi-Annual	(50,543)	89,635	(140,178)
NZD	20,260	02/24/2027	3 Month BKBM	3.508%	Quarterly/ Semi-Annual	16,752	257,989	(241,237)
AUD	9,490	02/27/2027	6 Month BBSW	2.975%	Semi-Annual	(106,823)	170,758	(277,581)
NZD	7,750	02/28/2027	3 Month BKBM	3.445%	Quarterly/ Semi-Annual	1,120	91,875	(90,755)
GBP	3,170	10/26/2028	1 Day SONIA	4.627%	Annual	90,763	—	90,763
AUD	3,130	11/13/2030	6 Month BBSW	0.872%	Semi-Annual	(340,057)	(145,176)	(194,881)
NZD	5,540	10/03/2033	3 Month BKBM	5.128%	Quarterly/ Semi-Annual	310,026	—	310,026

						$(137,405)	$558,607	$(696,012)

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Fair valued by the Adviser.
(c)	Non-income producing security.
(d)	Escrow shares.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Represents entire or partial securities out on loan.
(g)	The rate shown represents the 7-day yield as of period end.
(h)	Affiliated investments.
(i)

As of February 28, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,211,292 and gross unrealized depreciation of investments was $(6,162,678), resulting in net unrealized appreciation of $3,048,614.

Currency Abbreviation:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

BBSW – Bank Bill Swap Reference Rate (Australia)

BKBM – Bank Bill Benchmark (New Zealand)

BOBL – Bundesobligationen

BTP – Buoni del Tesoro Poliennali

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

KC HRW – Kansas City Hard Red Winter

LME – London Metal Exchange

MSCI – Morgan Stanley Capital International

OAT – Obligations Assimilables du Trésor

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)

SONIA – Sterling Overnight Index Average

SPI – Share Price Index

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

ULSD – Ultra-Low Sulfur Diesel

WTI – West Texas Intermediate

COUNTRY BREAKDOWN1

February 25, 2025 (unaudited)

55.0%	United States
3.5%	Multinational
1.0%	Brazil
0.8%	Mexico
39.7%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

AB Global Risk Allocation Fund, Inc.

February 28, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2025:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Investment Companies	$47,990,459	$—	$0	(a)	$47,990,459
Inflation-Linked Securities	—	42,375,131	—		42,375,131
Emerging Markets - Treasuries	—	1,624,161	—		1,624,161
Purchased Options - Puts	—	1,408,820	—		1,408,820
Governments - Sovereign Bonds	—	1,171,570	—		1,171,570
Purchased Options - Calls	—	292,390	—		292,390
Common Stocks:
Financials	—	—	46,606		46,606
Industrials	900	267	12,232		13,399
Communication Services	—	—	11,371		11,371
Energy	—	—	4,009		4,009
Warrants	—	—	0	(a)	—
Short-Term Investments:
Investment Companies	52,791,845	—	—		52,791,845
U.S. Treasury Bills	—	9,788,403	—		9,788,403
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	930,725	—	—		930,725

Total Investments in Securities	101,713,929	56,660,742	74,218	(a)	158,448,889
Other Financial Instruments(b):
Assets:
Futures	1,648,727	—	—		1,648,727
Forward Currency Exchange Contracts	—	1,938,511	—		1,938,511
Centrally Cleared Credit Default Swaps	—	751,526	—		751,526
Centrally Cleared Interest Rate Swaps	—	418,661	—		418,661
Liabilities:
Futures	(1,980,565)	—	—		(1,980,565)
Forward Currency Exchange Contracts	—	(2,572,947)	—		(2,572,947)
Centrally Cleared Interest Rate Swaps	—	(556,066)	—		(556,066)

Total	$101,382,091	$56,640,427	$74,218	(a)	$158,096,736

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2025 is as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$19,137	$78,862	$45,207	$52,792	$193
AB Government Money Market Portfolio*	16	16,990	16,075	931	11
Total	$19,153	$95,852	$61,282	$53,723	$204

*	Investments of cash collateral for securities lending transactions.